United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/2009

Date of Reporting Period:  Six months ended 9/30/2008

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Municipal
Securities Fund, Inc.

Established 1976

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$10.05		$10.65		$10.59		$10.65		$10.83		$10.75
Income From Investment Operations:
Net investment income	0.21	[1]	0.44	[1]	0.46	[1]	0.46	[1]	0.45		0.43	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.63)		(0.59)		0.06		(0.05)		(0.17)		0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.42)		(0.15)		0.52		0.41		0.28		0.51
Less Distributions:
Distributions from net investment income	(0.21)		(0.45)		(0.46)		(0.47)		(0.46)		(0.43)
Net Asset Value, End of Period	$9.42		$10.05		$10.65		$10.59		$10.65		$10.83
Total Return [2]	(4.22)%		(1.48)%		5.05%		3.93%		2.64%		4.88%

Ratios to Average Net Assets:
Net expenses	0.87	% [3,4]	0.88	% [5]	1.15	% [5]	0.98	% [5]	0.93	% [5]	0.90	% [5]
Net investment income	4.27	% [4]	4.28%		4.31%		4.28%		4.15%		4.04%
Expense waiver/reimbursement [6]	0.14	% [4]	0.13%		0.14%		0.14%		0.14%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$380,228		$431,074		$436,073		$436,026		$423,632		$467,681
Portfolio turnover	33%		37%		23%		23%		28%		43%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended September 30, 2008 is 0.87% after taking into account this expense reduction.

4 Computed on an annualized basis.

5 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14%, 0.08% and 0.05% for the years ended March 31, 2008, 2007, 2006, 2005 and 2004, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$10.05		$10.65		$10.59		$10.65		$10.83		$10.75
Income From Investment Operations:
Net investment income	0.17	[1]	0.35	[1]	0.36	[1]	0.37	[1]	0.38		0.34	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.63)		(0.60)		0.07		(0.05)		(0.20)		0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.46)		(0.25)		0.43		0.32		0.18		0.42
Less Distributions:
Distributions from net investment income	(0.17)		(0.35)		(0.37)		(0.38)		(0.36)		(0.34)
Net Asset Value, End of Period	$9.42		$10.05		$10.65		$10.59		$10.65		$10.83
Total Return [2]	(4.65)%		(2.35)%		4.12%		3.01%		1.73%		3.95%

Ratios to Average Net Assets:
Net expenses	1.76	% [3,4]	1.76	% [5]	2.04	% [5]	1.87	% [5]	1.82	% [5]	1.79	% [5]
Net investment income	3.38	% [4]	3.39%		3.42%		3.38%		3.26%		3.15%
Expense waiver/reimbursement [6]	0.01	% [4]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,512		$18,246		$25,129		$33,002		$43,150		$60,714
Portfolio turnover	33%		37%		23%		23%		28%		43%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended September 30, 2008 is 1.76% after taking into account this expense reduction.

4 Computed on an annualized basis.

5 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14%, 0.08% and 0.05% for the years ended March 31, 2008, 2007, 2006, 2005 and 2004, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2008		2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$10.05		$10.65		$10.59		$10.65		$10.83		$10.75
Income From Investment Operations:
Net investment income	0.17	[1]	0.35	[1]	0.36	[1]	0.37	[1]	0.35		0.34	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.63)		(0.59)		0.07		(0.05)		(0.17)		0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.46)		(0.24)		0.43		0.32		0.18		0.42
Less Distributions:
Distributions from net investment income	(0.17)		(0.36)		(0.37)		(0.38)		(0.36)		(0.34)
Net Asset Value, End of Period	$9.42		$10.05		$10.65		$10.59		$10.65		$10.83
Total Return [2]	(4.65)%		(2.34)%		4.13%		3.01%		1.73%		3.95%

Ratios to Average Net Assets:
Net expenses	1.76	% [3,4]	1.75	% [5]	2.03	% [5]	1.87	% [5]	1.82	% [5]	1.79	% [5]
Net investment income	3.39	% [4]	3.42%		3.43%		3.38%		3.26%		3.15%
Expense waiver/reimbursement [6]	0.01	% [4]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,171		$15,434		$12,510		$13,739		$13,039		$14,486
Portfolio turnover	33%		37%		23%		23%		28%		43%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended September 30, 2008 is 1.76% after taking into account this expense reduction.

4 Computed on an annualized basis.

5 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of less than 0.01%, 0.30%, 0.14%, 0.08% and 0.05% for years ended March 31, 2008, 2007, 2006, 2005 and 2004, respectively.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	9/30/2008		3/31/2008	[1]
Net Asset Value, Beginning of Period	$10.05		$10.56
Income From Investment Operations:
Net investment income	0.21	[2]	0.37	[2]
Net realized and unrealized loss on investments, futures contracts and swap contracts	(0.63)		(0.51)
TOTAL FROM INVESTMENT OPERATIONS	(0.42)		(0.14)
Less Distributions:
Distributions from net investment income	(0.21)		(0.37)
Net Asset Value, End of Period	$9.42		$10.05
Total Return [3]	(4.22)%		(1.33)%

Ratios to Average Net Assets:
Net expenses	0.87	% [4,5]	0.87	% [5]
Net investment income	4.29	% [5]	4.42	% [5]
Expense waiver/reimbursement [6]	0.12	% [5]	0.13	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,541		$4,292
Portfolio turnover	33%		37	% [7]

1 Reflects operations for the period from May 31, 2007 (date of initial public investment) to March 31, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the six months ended September 30, 2008 is 0.87% after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2008.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2008	Ending Account Value 9/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 957.80	$4.27
Class B Shares	$1,000	$ 953.50	$8.62
Class C Shares	$1,000	$ 953.50	$8.62
Class F Shares	$1,000	$ 957.80	$4.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.71	$4.41
Class B Shares	$1,000	$1,016.24	$8.90
Class C Shares	$1,000	$1,016.24	$8.90
Class F Shares	$1,000	$1,020.71	$4.41

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.87%
Class B Shares	1.76%
Class C Shares	1.76%
Class F Shares	0.87%

Portfolio of Investments Summary Table

At September 30, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Insured	24.0%
Refunded	17.6%
Hospital	12.2%
General Obligation--State	10.8%
Water and Sewer	5.0%
Transportation	4.4%
General Obligation--Local	3.5%
Industrial Development Bond/Pollution Control Revenue	3.9%
Education	3.7%
Public Power	3.4%
Other [2]	10.6%
Other Assets and Liabilities--Net [3]	0.9%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 88.5% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--98.3%
		Alabama--1.0%
$1,400,000		Camden, AL IDB, Exempt Facilities Refunding Revenue Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.)/(United States Treasury PRF 12/1/2013@100), 12/1/2024	$1,545,166
2,000,000		Homewood, AL Educational Building Authority, Educational Facilities Revenue Bonds (Series 2007-A), 5.00% (Samford University)/(MBIA Insurance Corp. INS), 12/1/2034	1,790,700
1,000,000		Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.90%), 1/1/2020	1,050,000
		TOTAL	4,385,866
		Arizona--0.3%
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance, Inc. INS), 12/1/2030	1,477,231
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center, AR)/(Original Issue Yield: 5.90%), 6/1/2021	1,001,420
		California--10.4%
2,105,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.25% (Sutter Health), 8/15/2022	2,003,244
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2029	963,260
5,000,000		California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2025	4,746,700
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	962,290
170,000		California State, UT GO Bonds, 5.75%, 5/1/2030	171,083
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	2,923,650
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	1,951,460
5,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	4,554,000
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,546,114
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	2,000,599
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.00% (Original Issue Yield: 5.11%), 7/1/2033	$903,980
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80% (United States Treasury PRF 6/1/2013@100), 6/1/2042	1,160,680
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	3,356,130
1,500,000		Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,359,315
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,125,806
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	5,748,480
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	1,795,872
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	2,322,810
1,000,000		Tustin, CA Unified School District, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	905,300
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,510,650
1,575,000		University of California, Hospital Revenue Bonds (Series 2004 A), 5.25% (UCLA Medical Center)/(United States Treasury PRF 5/15/2012@101), 5/15/2030	1,702,874
		TOTAL	43,714,297
		Colorado--2.1%
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	625,746
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	635,478
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	4,172,500
4,000,000		Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,318,880
		TOTAL	8,752,604
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Connecticut--1.9%
$8,000,000		Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2024	$7,889,360
		District of Columbia--1.5%
3,000,000		District of Columbia Hospital Authority, Hospital Revenue Bonds (Series 2008), 5.25% (Children's Hospital Obligated Group)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.45%), 7/15/2038	2,731,560
2,440,000		District of Columbia Water & Sewer Authority, Public Utility Subordinated Lien Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 10/1/2034	2,253,291
1,310,000		District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/(AMBAC INS), 7/1/2016	1,375,055
		TOTAL	6,359,906
		Florida--6.2%
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	911,410
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	836,005
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	4,955,035
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,655,080
500,000		Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	517,115
5,000,000		Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	4,636,100
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	1,046,000
1,060,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL), 10/1/2013	1,193,751
5,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.125% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 5.34%), 11/1/2027	4,690,000
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities), 8/1/2024	2,124,751
1,870,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2032	1,709,741
		TOTAL	26,274,988
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--1.2%
$2,000,000		Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	$1,860,820
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	990,120
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(United States Treasury PRF 10/1/2009@102), 10/1/2019	2,123,420
		TOTAL	4,974,360
		Illinois--3.7%
3,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2028	2,815,380
3,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2027	2,924,130
2,000,000		Chicago, IL, UT GO Bonds, 5.25%, 1/1/2028	1,945,520
1,330,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,167,035
3,750,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2031	3,120,637
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2036	813,320
2,145,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	2,018,595
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	771,020
		TOTAL	15,575,637
		Indiana--2.9%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	995,260
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	1,920,660
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,016,256
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,746,525
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,106,600
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,598,620
		TOTAL	12,383,921
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Kansas--0.5%
$1,010,000		Kansas Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(MBIA Insurance Corp. INS), 11/15/2032	$885,225
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,245,347
		TOTAL	2,130,572
		Kentucky--0.7%
3,000,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	2,908,440
		Louisiana--0.4%
505,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	468,695
1,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	1,153,950
		TOTAL	1,622,645
		Maryland--1.1%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	194,015
650,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	476,294
4,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2022	4,032,080
		TOTAL	4,702,389
		Massachusetts--2.1%
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	176,305
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	1,761,180
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101)/(Original Issue Yield: 6.38%), 7/15/2032	869,221
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,105,530
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance, Inc. INS), 8/15/2025	3,715,166
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (United States Treasury PRF 2/15/2010@101), 2/15/2020	1,057,280
		TOTAL	8,684,682
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--4.7%
$2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	$2,269,803
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	2,730,787
3,560,000		Detroit, MI Water Supply System, Refunding Revenue Bonds (Series 2006C), 5.00% (FSA INS), 7/1/2029	3,258,682
4,000,000		Detroit, MI, UT GO Bonds (Series 2008-A), 5.00% (Assured Guaranty Corp. INS), 4/1/2028	3,598,960
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018	1,032,030
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital), 7/1/2035	1,716,640
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,501,170
1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	963,220
2,900,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	2,647,468
		TOTAL	19,718,760
		Minnesota--0.2%
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015	996,610
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	1,886,205
		Missouri--0.3%
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,058,722
		Nebraska--0.4%
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.15%), 1/1/2033	1,802,500
		Nevada--1.3%
4,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	3,825,040
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	939,730
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$245,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	$151,621
585,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	360,196
		TOTAL	5,276,587
		New Hampshire--0.4%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,518,084
		New Mexico--0.7%
3,000,000		University of New Mexico, Subordinate Lien System Improvement Revenue Bonds (Series 2007A), 5.00% (FSA INS), 6/1/2036	2,767,830
		New York--9.7%
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	1,815,880
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,024,980
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005F), 5.00% (MTA Transportation Revenue), 11/15/2035	908,980
3,080,000		New York City Trust For Cultural Resources, Revenue Refunding Bonds (Series 2008A), 5.00% (Museum of Modern Art), 4/1/2026	2,944,973
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 6.42% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	2,861,440
3,970,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2002 Series A), 5.00%, 6/15/2032	3,708,456
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	2,818,230
1,060,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	1,033,988
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(United States Treasury PRF 5/15/2010@101), 5/15/2016	5,327,000
2,500,000		New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,457,875
2,500,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2027	2,364,325
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$2,000,000		New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds (Series 2008B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2027	$1,895,920
2,000,000		New York State Urban Development Corp., Economic Development and Housing Revenue Bonds (Series 2008A-1), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 12/15/2027	1,914,140
1,015,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	1,114,917
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,151,006
2,000,000	[1,2]	Triborough Bridge & Tunnel Authority, NY, Drivers (Series 3063), 0.5007%, 11/15/2027	1,667,720
4,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	3,694,640
		TOTAL	40,704,470
		North Carolina--1.4%
3,000,000		Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2008), 5.00%, 7/1/2027	2,910,960
1,660,000		Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA INS), 10/1/2036	1,564,948
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,402,544
		TOTAL	5,878,452
		Ohio--3.3%
5,000,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.25%, 2/15/2028	4,709,850
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,694,373
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	2,782,890
1,670,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2008F), 5.25% (GTD by GNMA COL Home Mortgage Program), 9/1/2028	1,581,106
1,345,000		Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,337,172
1,800,000		Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 5.37%), 1/1/2033	1,634,868
		TOTAL	13,740,259
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--0.3%
$1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	$1,072,880
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,464,450
		Pennsylvania--6.9%
3,000,000		Allegheny County, PA Hospital Development, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%), 11/15/2030	3,456,270
3,890,000		Allegheny County, PA Hospital Development, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	3,779,602
1,280,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,095,949
1,085,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,022,721
1,435,000		Allegheny County, PA, UT GO Bonds, 5.00% (Assured Guaranty Corp. INS), 12/1/2033	1,337,736
5,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,330,300
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,039,900
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,318,550
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Foundation for Indiana University of Pennsylvania)/(Syncora Guarantee, Inc. INS), 7/1/2039	1,630,240
3,000,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	2,886,240
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinated Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	926,500
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,004,750
		TOTAL	28,828,758
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--1.8%
$1,000,000		Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009	$1,014,300
1,000,000		Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (MBIA Insurance Corp. INS), 7/1/2029	956,090
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (United States Treasury PRF 7/1/2012@101)/(Original Issue Yield: 5.27%), 7/1/2022	4,878,495
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	393,658
200,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	155,920
		TOTAL	7,398,463
		Rhode Island--0.6%
2,500,000		Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,330,200
340,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	344,087
		TOTAL	2,674,287
		South Carolina--1.7%
615,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.75%), 11/15/2023	665,768
2,215,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,003,467
580,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/(Original Issue Yield: 5.84%), 11/15/2030	630,651
4,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 8.71% (Palmetto Health Alliance), 8/1/2013	3,650,000
		TOTAL	6,949,886
		South Dakota--1.1%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,302,430
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,399,720
		TOTAL	4,702,150
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--1.5%
$1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	$1,249,842
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,097,948
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,037,626
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,736,774
		TOTAL	6,122,190
		Texas--8.9%
4,600,000		Austin, TX Electric Utility System, Refunding Revenue Bonds, 5.25% (United States Treasury PRF 5/15/2013@100), 11/15/2022	4,956,086
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(United States Treasury PRF 2/1/2013@100)/(Original Issue Yield: 6.28%), 2/1/2022	2,202,640
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,493,840
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	2,299,264
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2012	4,206,360
2,000,000		Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Original Issue Yield: 5.08%), 8/15/2033	1,847,380
1,000,000		La Feria, TX ISD, School Building UT GO Bonds, 5.00% (GTD by PSFG), 2/15/2037	920,460
600,000		Matagorda County, TX Navigation District No. 1, COL Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	512,430
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,172,511
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	1,981,040
1,000,000		Sam Rayburn, TX Municipal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	976,230
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$5,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2025	$4,810,600
1,000,000		Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (GTD by PSFG), 8/15/2026	957,760
1,525,000		Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,467,096
5,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	4,589,800
1,000,000		Texas State University System, Revenue Financing System Revenue Bonds (Series 2008), 5.00%, 3/15/2028	940,690
		TOTAL	37,334,187
		Utah--3.2%
10,240,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	11,565,158
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,979,300
		TOTAL	13,544,458
		Vermont--0.5%
1,000,000		Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023	961,560
3,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 3.40% TOBs (Middlebury College), Optional Tender 11/3/2008	2,994
1,165,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	1,016,789
		TOTAL	1,981,343
		Virginia--3.8%
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,208,500
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF 6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037	3,260,400
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	3,662,568
4,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2027	3,880,680
		TOTAL	16,012,148
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--2.8%
$1,365,000		Seattle, WA, Refunding & Improvement LT GO Bonds (Series 2002), 5.00% (Original Issue Yield: 5.14%), 7/1/2020	$1,374,173
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	1,024,185
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	1,135,913
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,668,350
1,150,000		Washington State Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance, Inc. INS), 12/1/2036	910,961
2,000,000	[1,2]	Washington State, UT GO Bonds (ROLs II-R11609), 3.32%, 1/1/2016	1,713,200
		TOTAL	11,826,782
		West Virginia--0.4%
2,200,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	1,875,720
		Wisconsin--5.3%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (United States Treasury PRF 9/1/2017@100), 9/1/2018	1,072,260
1,570,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,601,510
1,090,000		Wisconsin State Clean Water, Revenue Bonds (Series 1), 5.00% (Original Issue Yield: 5.14%), 6/1/2020	1,090,414
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	5,993,570
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	277,695
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	388,957
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	1,805,800
1,875,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	1,795,838
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,576,063
1,250,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,074,838
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$2,000,000	[1,2]	Wisconsin State, UT GO Bonds (ROLs II-R11604), 2.967%, 5/1/2016	$1,747,680
4,000,000		Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	3,817,160
		TOTAL	22,241,785
		Wyoming--0.2%
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	1,011,630
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $435,240,721)	413,227,914
		SHORT-TERM MUNICIPAL--0.8% [3]
		New York--0.8%
3,200,000		New York City, NY Municipal Water Finance Authority, (Series 2001 F-1), Daily VRDNs (Dexia Credit Local LIQ), 5.000%, 10/1/2008 (AT COST)	3,200,000
		TOTAL MUNICIPAL INVESTMENTS--99.1% (IDENTIFIED COST $438,440,721) [4]	416,427,914
		OTHER ASSETS AND LIABILITIES - NET--0.9% [5]	4,024,258
		TOTAL NET ASSETS--100%	$420,452,172

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $5,128,600, which represented 1.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At September 30, 2008, these liquid restricted securities amounted to $5,128,600, which represented 1.2% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $438,420,469.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$ --
Level 2--Other Significant Observable Inputs	416,427,914
Level 3--Significant Unobservable Inputs	--
TOTAL	$416,427,914

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $438,440,721)		$416,427,914
Cash		58,619
Income receivable		6,803,379
Receivable for investments sold		979,882
Receivable for shares sold		429,898
TOTAL ASSETS		424,699,692
Liabilities:
Payable for investments purchased	$2,754,136
Payable for shares redeemed	697,866
Payable for Directors'/Trustees' fees	536
Payable for distribution services fee (Note 5)	20,972
Payable for shareholder services fee (Note 5)	167,441
Income distribution payable	497,031
Accrued expenses	109,538
TOTAL LIABILITIES		4,247,520
Net assets for 44,650,136 shares outstanding		$420,452,172
Net Assets Consist of:
Paid-in capital		$453,990,005
Net unrealized depreciation of investments		(22,012,807)
Accumulated net realized loss on investments, futures contracts and swap contracts		(11,449,313)
Distributions in excess of net investment income		(75,713)
TOTAL NET ASSETS		$420,452,172

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($380,228,216 ÷ 40,378,465 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$9.42
Offering price per share (100/95.50 of $9.42) [1]	$9.86
Redemption proceeds per share	$9.42
Class B Shares:
Net asset value per share ($15,511,797 ÷ 1,647,342 shares outstanding), $0.01 par value, 250,000,000 shares authorized	$9.42
Offering price per share	$9.42
Redemption proceeds per share (94.50/100 of $9.42) [1]	$8.90
Class C Shares:
Net asset value per share ($17,171,069 ÷ 1,823,473 shares outstanding), $0.01 par value, 375,000,000 shares authorized	$9.42
Offering price per share	$9.42
Redemption proceeds per share (99.00/100 of $9.42) [1]	$9.33
Class F Shares:
Net asset value per share ($7,541,090 ÷ 800,856 shares outstanding), $0.01 par value, 150,000,000 shares authorized	$9.42
Offering price per share (100/99.00 of $9.42) [1]	$9.52
Redemption proceeds per share (99.00/100 of $9.42) [1]	$9.33

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2008 (unaudited)

Investment Income:
Interest			$11,883,447
Expenses:
Investment adviser fee (Note 5)		$1,227,773
Administrative personnel and services fee (Note 5)		180,140
Custodian fees		17,907
Transfer and dividend disbursing agent fees and expenses		152,853
Directors'/Trustees' fees		8,202
Auditing fees		11,030
Legal fees		8,246
Portfolio accounting fees		85,146
Distribution services fee--Class B Shares (Note 5)		65,602
Distribution services fee--Class C Shares (Note 5)		62,910
Shareholder services fee--Class A Shares (Note 5)		507,397
Shareholder services fee--Class B Shares (Note 5)		21,867
Shareholder services fee--Class C Shares (Note 5)		20,599
Shareholder services fee--Class F Shares (Note 5)		6,931
Account administration fee--Class A Shares		6,286
Share registration costs		39,062
Printing and postage		28,178
Insurance premiums		2,002
Taxes		17,511
Miscellaneous		5,354
TOTAL EXPENSES		2,474,996
Waivers, Reduction and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(14,901)
Waiver of administrative personnel and services fee (Note 5)	(4,504)
Reduction of custodian fees	(286)
Reimbursement of shareholder services fee--Class A Shares (Note 5)	(279,367)
Reimbursement of shareholder services fee--Class F Shares (Note 5)	(3,551)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENTS		(302,609)
Net expenses			2,172,387
Net investment income			9,711,060
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments			(4,127,694)
Net realized gain on futures contracts			46,824
Net realized loss on swap contracts			(1,480,116)
Net change in unrealized depreciation of investments			(22,977,951)
Net change in unrealized depreciation of swap contracts			50,852
Net realized and unrealized loss on investments, futures contracts and swap contracts			(28,488,085)
Change in net assets resulting from operations			$(18,777,025)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2008	Year Ended 3/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,711,060	$20,444,339
Net realized loss on investments, futures contracts and swap contracts	(5,560,986)	(4,416,478)
Net change in unrealized appreciation/depreciation of investments and swap contracts	(22,927,099)	(22,578,870)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(18,777,025)	(6,551,009)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,993,028)	(19,321,273)
Class B Shares	(296,751)	(733,374)
Class C Shares	(284,415)	(429,776)
Class F Shares	(132,984)	(49,475)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,707,178)	(20,533,898)
Share Transactions:
Proceeds from sale of shares	38,945,081	72,912,334
Proceeds from shares issued in connection with tax-free transfer of assets from Federated Vermont Municipal Income Fund	--	23,354,624
Net asset value of shares issued to shareholders in payment of distributions declared	6,471,274	13,735,534
Cost of shares redeemed	(65,525,537)	(114,583,741)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,109,182)	(4,581,249)
Change in net assets	(48,593,385)	(31,666,156)
Net Assets:
Beginning of period	469,045,557	500,711,713
End of period (including distributions in excess of net investment income of $(75,713) and $(79,595), respectively)	$420,452,172	$469,045,557

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2008 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to federal AMT for individuals and corporations, but may be subject to state and local taxes.

Effective May 31, 2007, the Fund began offering Class F Shares.

On August 17, 2007, the Fund received assets from Federated Vermont Municipal Income Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated Vermont Municipal Income Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated Vermont Municipal Income Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,298,683	$23,354,624	$631,496	$463,269,803	$23,354,624	$486,624,427

1 Unrealized Depreciation is included in the Federated Vermont Municipal Income Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federated Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended September 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap and Interest Rate Lock Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value, on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain/loss on swap contracts in the Statement of Operations. For the six months ended September 30, 2008, the Fund had a net realized loss on swap contracts of $1,480,116.

At September 30, 2008, the Fund had no outstanding swap contracts.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At September 30, 2008, the Fund held no investments in secondary inverse floater structures. The Fund recorded no interest and trust expense for these investments for the six months ended September 30, 2008.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically purchase or sell financial futures contracts to manage duration and cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2008, the Fund had a net realized gain on futures contracts of $46,824.

At September 30, 2008, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,771,786	$27,949,088	5,678,057	$58,781,068
Shares issued in connection with tax-free transfer of assets from Federated Vermont Municipal Income Fund	--	--	2,298,683	23,354,624
Shares issued to shareholders in payment of distributions declared	605,238	6,007,592	1,255,635	12,973,035
Shares redeemed	(5,888,293)	(59,018,268)	(9,839,642)	(102,076,518)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,511,269)	$(25,061,588)	(607,267)	$(6,967,791)

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	189,788	$1,893,839	275,262	$2,850,404
Shares issued to shareholders in payment of distributions declared	20,247	201,013	46,508	480,981
Shares redeemed	(378,126)	(3,786,601)	(866,691)	(8,999,169)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(168,091)	$(1,691,749)	(544,921)	$(5,667,784)

	Six Months Ended 9/30/2008		Year Ended 3/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	443,996	$4,442,394	659,824	$6,775,108
Shares issued to shareholders in payment of distributions declared	14,535	144,095	22,673	234,002
Shares redeemed	(170,618)	(1,698,937)	(321,941)	(3,336,487)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	287,913	$2,887,552	360,556	$3,672,623

	Six Months Ended 9/30/2008		Period Ended 3/31/2008 [1]
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	464,378	$4,659,760	439,087	$4,505,754
Shares issued to shareholders in payment of distributions declared	11,978	118,574	4,684	47,516
Shares redeemed	(102,452)	(1,021,731)	(16,819)	(171,567)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	373,904	$3,756,603	426,952	$4,381,703
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,017,543)	$(20,109,182)	(364,680)	$(4,581,249)

1 Reflects operations for the period from May 31, 2007 (date of initial public investment) to March 31, 2008.

4. FEDERAL TAX INFORMATION

At September 30, 2008, the cost of investments for federal tax purposes was $438,420,469. The net unrealized depreciation of investments for federal tax purposes was $21,992,555. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,810,468 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,803,023.

At March 31, 2008, the Fund had a capital loss carryforward of $2,649,525 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 650,715
2014	$ 286,453
2015	$ 419,369
2016	$1,292,988

As a result of the tax-free transfer of assets from Federated Vermont Municipal Income Fund and Sentinel Tax-Free Income Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) 0.30% of the Fund's average daily net assets; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Subject to the terms described in the Expense Limitation Note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2008, the Adviser voluntarily waived $14,901 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,504 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2008, FSC retained $12,749 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2008, FSC retained $12,838 in sales charges from the sale of Class A Shares. FSC also retained $4,156 of contingent deferred sales charges relating to redemptions of Class A Shares, $787 relating to redemptions of Class C Shares and $1,191 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2008, FSSC voluntarily reimbursed $282,918 of shareholder services fees. For the six months ended September 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $102,675,000 and $118,310,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.76%, 1.76% and 0.87%, respectively, for the fiscal year ending March 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through May 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended September 30, 2008, the Fund's expenses were reduced by $286 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2008, were as follows:

Purchases	$147,809,211
Sales	$164,186,895

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2008, there were no outstanding loans. During the six months ended September 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract-May 2008

FEDERATED MUNICIPAL SECURITIES FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303
Cusip 313913402

8110104 (11/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Municipal Securities Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 20, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 20, 2008